Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - Trust assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and retirement plans [member]
Disclosure Of Trust Assets [line items]
Balance at beginning of year	$ 1,031	$ 1,692	$ 910
Actual return on trust assets	81	30	113
Foreign exchange gain	2	(2)	86
Life annuities	8	16	21
Benefits paid	0	(1)	(136)
Acquisitions	0	0	698
Philippines disposal	0	(704)	0
Balance at end of year	1,122	1,031	1,692
Seniority premium plan [member]
Disclosure Of Trust Assets [line items]
Balance at beginning of year	111	109	102
Actual return on trust assets	16	2	7
Balance at end of year	$ 127	$ 111	$ 109